Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Text Block [Abstract]
Capital commitments	£ 4.0	£ 6.9	£ 1.8	£ 0.0